Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Interest income on financial instruments at amortized cost (Notes 12 and 15)	₱ 1,486
Interest income arising from revenue contracts with customers	457
Interest income on loans and receivables (Notes 15 and 16)		₱ 1,404	₱ 980
Interest income on HTM investments (Note 12)		8	36
Interest income on financial instruments at FVPL			30
Total interest income	₱ 1,943	₱ 1,412	₱ 1,046